Investment Objectives and Goals - PLUS Korea Manufacturing Core Alliance Index ETF	Apr. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PLUS Korea Manufacturing Core Alliance Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The PLUS Korea Manufacturing Core Alliance Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Korea Manufacturing Core Alliance Index (the “Index”).